UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Lanexa Management, LLC

Address:    101 Park Avenue, 21st Floor
            New York, NY 10178

13F File Number: 28-14219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Joel Brebbia
Title:      Chief Financial Officer
Phone:      212-716-2655

Signature, Place and Date of Signing:


/s/ Joel Brebbia                New York, New York            August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       47

Form 13F Information Table Value Total:       106,162
                                              (thousands)


List of Other Included Managers:

No.   Form 13F File Number      Name
---   --------------------    ----

(1)   028-14221               Lanexa Global Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                       Lanexa Management, LLC
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
21VIANET GROUP INC            SPONSORED ADR    90138A103    756         55,000 SH         SOLE                    55,000
APPLE INC                     COM              037833100  5,874         17,500 SH         SOLE                    17,500
ATMEL CORP                    COM              049513104  2,884        205,000 SH         SOLE                   205,000
AUTHENTEC INC                 COM              052660107  1,341        486,000 SH         SOLE                   486,000
AUTONAVI HLDGS LTD            SPONSORED ADR    05330F106  3,937        265,120 SH         SOLE                   265,120
AVID TECHNOLOGY INC           COM              05367P100  2,587        137,307 SH         SOLE                   137,307
BIGBAND NETWORKS INC          COM              089750509  3,073      1,416,040 SH         SOLE                 1,416,040
BROADCOM CORP                 CL A             111320107  2,355         70,000 SH         SOLE                    70,000
CALLIDUS SOFTWARE INC         COM              13123E500  3,942        673,861 SH         SOLE                   673,861
CIENA CORP                    COM NEW          171779309  1,855        100,902 SH         SOLE                   100,902
CLEAN ENERGY FUELS CORP       COM              184499101    658         50,000 SH         SOLE                    50,000
COGO GROUP INC                COM              192448108  1,627        304,738 SH         SOLE                   304,738
DIGITALGLOBE INC              COM NEW          25389M877  2,795        110,000 SH         SOLE                   110,000
E M C CORP MASS               COM              268648102  3,444        125,000 SH         SOLE                   125,000
ECHO GLOBAL LOGISTICS INC     COM              27875T101  3,530        198,900 SH         SOLE                   198,900
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A    26833A105    580         50,000 SH         SOLE                    50,000
EMULEX CORP                   COM NEW          292475209  2,599        302,200 SH         SOLE                   302,200
FORMFACTOR INC                COM              346375108  2,265        250,000 SH         SOLE                   250,000
FUSION-IO INC                 COM              36112J107    752         25,000 SH         SOLE                    25,000
GOOGLE INC                    CL A             38259P508  2,532          5,000 SH         SOLE                     5,000
GUIDANCE SOFTWARE INC         COM              401692108  3,968        486,817 SH         SOLE                   486,817
HARMAN INTL INDS INC          COM              413086109  1,595         35,000 SH         SOLE                    35,000
IDENTIVE GROUP INC            COM              45170X106  2,441      1,052,000 SH         SOLE                 1,052,000
IMMERSION CORP                COM              452521107  2,597        304,500 SH         SOLE                   304,500
INTEL CORP                    COM              458140100  2,216          1,000     PUT    SOLE                     1,000
INTERXION HOLDING N.V         SHS              N47279109  1,514        100,000 SH         SOLE                   100,000
KLA-TENCOR CORP               COM              482480100  4,072        100,591 SH         SOLE                   100,591
LIMELIGHT NETWORKS INC        COM              53261M104  1,596        350,062 SH         SOLE                   350,062
MAXLINEAR INC                 CL A             57776J100  2,208        254,982 SH         SOLE                   254,982
MICROSOFT CORP                COM              594918104  1,300         50,000 SH         SOLE                    50,000
NETAPP INC                    COM              64110D104  2,639         50,000 SH         SOLE                    50,000
NOVATEL WIRELESS INC          COM NEW          66987M604  1,587        289,600 SH         SOLE                   289,600
NOVELLUS SYS INC              COM              670008101    361         10,000 SH         SOLE                    10,000
PMC-SIERRA INC                COM              69344F106    984        130,000 SH         SOLE                   130,000
POWERSHARES QQQ TRUST         UNIT SER 1       73935A104    856         15,000 SH         SOLE                    15,000
QUALCOMM INC                  COM              747525103  5,679        100,000 SH         SOLE                   100,000
RENREN INC                    SPONSORED ADR    759892102    177         20,000 SH         SOLE                    20,000
RESPONSYS INC                 COM              761248103  1,697         95,718 SH         SOLE                    95,718
SANDISK CORP                  COM              80004C101  3,943         95,000 SH         SOLE                    95,000
SCHWAB CHARLES CORP NEW       COM              808513105    165         10,000 SH         SOLE                    10,000
SEACHANGE INTL INC            COM              811699107  3,342        310,000 SH         SOLE                   310,000
TERADATA CORP DEL             COM              88076W103  3,010         50,000 SH         SOLE                    50,000
THQ INC                       COM NEW          872443403  1,792        495,000 SH         SOLE                   495,000
TYCO INTERNATIONAL LTD        SHS              H89128104    494         10,000 SH         SOLE                    10,000
ULTRATECH INC                 COM              904034105  2,582         85,000 SH         SOLE                    85,000
VARIAN SEMICONDUCTOR EQUIPMN  COM              922207105  2,458         40,000 SH         SOLE                    40,000
VMWARE INC                    CL A COM         928563402  1,503         15,000 SH         SOLE                    15,000

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